Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
The detail of inventories of the Telefónica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Audiovisual rights	243	242
Mobile terminals and other equipments	681	636
Other inventories	77	91
Other advance payments	—	1
Inventories impairment provision	(47)	(41)
Inventories	954	929